11 Leases (Details 1) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset	£ 76	£ 828	£ 395
Land and buildings [member] | Expiring In one year or less [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset			383
Land and buildings [member] | Expiring between one and five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset			189
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset			5
Other assets [member] | Expiring In one year or less [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset			1
Other assets [member] | Expiring between one and five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset			£ 4